FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value Of Assets and Liabilities Measured on Recurring Basis

The following tables present, for each of the fair value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$7,037	$—	$—	$7,037
Forward foreign exchange contracts	—	1,794	—	1,794

Total	$7,037	$1,794	$—	$8,831

Liabilities:
Contingent consideration	$—	$—	$9,026	$9,026
Interest rate swaps	—	107,909	—	107,909
Forward foreign exchange contracts	—	5,023	—	5,023

Total	$—	$112,932	$9,026	$121,958

	Fair Value Measurements as of March 31, 2021
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$876	$—	$—	$876
Forward foreign exchange contracts	—	263	—	263

Total	$876	$263	$—	$1,139

Liabilities:
Contingent consideration	$—	$—	$11,566	$11,566
Interest rate swaps	—	85,373	—	85,373
Forward foreign exchange contracts	—	15,209	—	15,209

Total	$—	$100,582	$11,566	$112,148

The following tables present, for each of the fair value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$1,843	$—	$—	$1,843
Forward foreign exchange contracts	—	2,167	—	2,167

Total	$1,843	$2,167	$—	$4,010

Liabilities:
Contingent consideration	$—	$—	$7,094	$7,094
Interest rate swaps	—	40,536	—	40,536
Forward foreign exchange contracts	—	32,290	—	32,290

Total	$—	$72,826	$7,094	$79,920

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total
Assets:
Investments in equity securities with readily determinable fair values	$7,037	$—	$—	$7,037
Forward foreign exchange contracts	—	1,794	—	1,794

Total	$7,037	$1,794	$—	$8,831

Liabilities:
Contingent consideration	$—	$—	$9,026	$9,026
Interest rate swaps	—	107,909	—	107,909
Forward foreign exchange contracts	—	5,023	—	5,023

Total	$—	$112,932	$9,026	$121,958

Schedule of Change in Fair Value of Contingent Consideration

The changes in the fair value of contingent consideration were as follows (in thousands):

	Years Ended December 31,
	2019	2020
Balance at January 1	$88,950	$7,094
Acquisitions	—	9,947
Payments	(84,947)	(3,671)
Change in fair value	3,089	(4,343)
Foreign currency translation	2	(1)

Balance at December 31	$7,094	$9,026

Schedule of Change in Fair Value of Contingent Consideration

The changes in the fair value of contingent consideration were as follows (in thousands):

Three Months Ended March 31, 2021
Balance at December 31, 2020	$9,026
Payments	(2,032)
Change in fair value	4,572

Balance at March 31, 2021	$11,566